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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended DECEMBER 31, 2003

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 5TH day of MAY, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 34
Form 13F-HR Information Table Value Total: $47,463,818

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
31-Dec-03

                                     Security                                                                Market        Voting
Date                     Quantity    Symbol      Cusip         Security                                      Value         authority
------------             --------    --------    ---------     ----------------------------------            ----------    ---------
LONG COMMON STOCK
------------------
12/30/03                    35000    AMAT.O      038222105     APPLIED MATERIALS INC                             785750    Sole
9/26/03                    300000    ARBA.O      04033V104     ARIBA INC                                         900000    Sole
12/29/03                    50000    CSCO.O      17275R102     CISCO SYSTEMS INC                                1214500    Sole
12/8/03                     60000    CCU.N       184502102     CLEAR CHANNEL COMM                               2809800    Sole
12/18/03                    50000    CY.N        232806109     CYPRESS SEMICONDUCTOR CORP                       1068000    Sole
12/3/03                     50000    DCN.N       235811106     DANA CORP                                         917500    Sole
12/29/03                   175000    DELL.O      24702R101     DELL INC                                         5943000    Sole
12/30/03                   125000    EMC.N       268648102     EMC CORP-MASS                                    1615000    Sole
12/15/03                    30000    EMR.N       291011104     EMERSON ELECTRIC CO                              1942500    Sole
12/30/03                    50000    FDRY.O      35063R100     FOUNDRY NETWORKS INC                             1368000    Sole
12/19/03                    20000    HON.N       438516106     HONEYWELL INTERNATIONAL INC.                      668600    Sole
12/30/03                    50000    IIP.A       45885A102     INTERNAP NETWORK SERVICES CORP                    122500    Sole
12/31/03                    25000    MERQ.O      589405109     MERCURY INTERACTIVE CORP                         1216000    Sole
12/29/03                    75000    MOT.N       620076109     MOTOROLA INC                                     1055250    Sole
12/31/03                    40000    NSM.N       637640103     NATIONAL SEMICONDUCTOR CORP                      1576400    Sole
12/4/03                     25000    NTIQ.O      64115P102     NETIQ CORPORATION                                 331250    Sole
11/18/03                    50000    NET.N       640938106     NETWORKS ASSOCIATES INC                           752000    Sole
12/31/03                   175000    RFMD.O      749941100     RF MICRODEVICES INC                              1758750    Sole
12/30/03                   100000    SANM.O      800907107     SANMINA CORP                                     1261000    Sole
12/4/03                     50000    SHW.N       824348106     SHERWIN WILLIAMS CO                              1737000    Sole
12/30/03                   175000    STK.N       862111200     STORAGE TECHNOLOGY CORP NEW                      4506250    Sole
8/10/00                    311400    TSCM.O      88368Q103     THE STREET.COM INC                               1282968    Sole
12/2/03                    125000    THQI.O      872443403     THQ INC                                          2113750    Sole
12/19/03                    45000    TYC.N       902124106     TYCO INTERNATIONAL LTD NEW                       1192500    Sole
12/2/03                     90000    UNTD.O      911268100     UNITED ONLINE INC.                               1511100    Sole
12/31/03                    50000    WMT.N       931142103     WAL-MART STORES INC                              2652500    Sole
12/29/03                    65000    XLNX.O      983919101     XILINX INC                                       2518100    Sole
12/3/03                     30000    YELL.O      985577105     YELLOW ROADWAY CORPORATION                       1085100    Sole

                                                                                                               45905068

LONG CALLS
----------
12/8/03                      8000    DELL350A04  DLQAG         CALL DELL COMPUTR JAN 035                         280000    Sole
12/10/03                     2500    DELL325A04  DLQAZ         CALL DELL INC     JAN 32.5                        443750    Sole
12/16/03                      375    ETN105A04   ETNAA         CALL EATON CORP JAN 105                           150000    Sole
12/10/03                     3000    EMC125A04   EMCAV         CALL EMC CORP     JAN12.50                        180000    Sole
12/19/03                      500    NSCN225A04  QKNAX         CALL NETSCREEN TECHNOLOGIES INC JAN 22.5          125000    Sole
12/10/03                     4000    DIS225A04                 CALL WALT DISNEY CO HOLDING CO JAN 22.5           380000    Sole

                                                                                                                1558750